Leases (Tables)	12 Months Ended
Dec. 31, 2019
18. Leases
Lessee, Operating Lease and additional information
As at		December 31
millions of Canadian dollars	Classification	2019
Right-of-use asset	Other long-term assets	$64
Lease liabilities
Current	Other current liabilities	5
Long-term	Other long-term liabilities	61
Total lease liabilities		$66

Additional information related to Emera's leases is as follows:

Year ended December 31
For the	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases (millions of Canadian dollars)	$7
Right-of-use assets obtained in exchange for lease obligations:
Operating leases (millions of Canadian dollars)	$16
Weighted average remaining lease term (years)	39
Weighted average discount rate- operating leases	4.07%

Future minimum lease payments under non-cancellable operating leases
Future minimum lease payments under non-cancellable operating leases for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2020	2021	2022	2023	2024	Thereafter	Total
Minimum lease payments	$8	$8	$7	$6	$5	$102	$136
Less imputed interest							(70)
Total	$8	$8	$7	$6	$5	$102	$66

Net Investment in direct finance leases
As at	December 31
millions of Canadian dollars	2019
Total minimum lease payment to be received	$1,066
Less: amounts representing estimated executory costs	(189)
Minimum lease payments receivable	$877
Estimated residual value of leased property (unguaranteed)	183
Less: unearned finance lease income	(532)
Net investment in direct finance and sales-type leases	$528
Principal due within one year (included in "Receivables and other current assets")	17
Net investment in sales-type leases - long-term (included in "Other long-term assets")	38
Net Investment in direct finance leases - long-term	$473
(1) The net investment in direct finance lease balance as of December 31, 2018, primarily related to New Brunswick Pipeline, consisted of net minimum lease payments receivable of $865 million less an unguaranteed residual value of $183 million and unearned finance income of $564 million.

Future minimum lease payments to be received for the next five years
As at December 31, 2019, future minimum lease payments to be received for each of the next five years and in aggregate thereafter are as follows:

millions of Canadian dollars	2020	2021	2022	2023	2024	Thereafter	Total
Minimum lease payments to be received	$76	$74	$73	$73	$74	$696	$1,066
Less: executory costs							(189)
Minimum lease payments receivable	$76	$74	$73	$73	$74	$696	$877